UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-09205
                                                  ---------------

                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
            --------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:   212-667-4225
                                                         ------------------

                      Date of fiscal year end:  December 31
                                              ---------------

                  Date of reporting period:  September 30, 2008
                                           ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            INVESTMENT IN SECURITIES - 100.00%
            COMMON STOCK - 99.68%
            UNITED STATES - 50.76%
              COMPUTERS - 4.04%
  240,870         Apple, Inc.*                                                      (a)       $ 27,377,284
                                                                                               -----------
              COMPUTERS - INTEGRATED SYSTEMS - 1.65%
  506,250         NCR Corp.                                                                     11,162,812
                                                                                               -----------
              COMPUTERS - MEMORY DEVICES - 0.89%
  309,510         SanDisk Corp.                                                                  6,050,921
                                                                                               -----------
              E-COMMERCE / PRODUCTS - 2.09%
  194,440         Amazon.com, Inc.                                                              14,147,454
                                                                                               -----------
              E-COMMERCE / SERVICES - 1.19%
  117,650         Priceline.com, Inc.                                                            8,050,790
                                                                                               -----------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.02%
1,309,890         Altera Corp.                                                      (a)         27,088,525
  787,410         Monolithic Power Systems, Inc.                                    (a)         13,677,312
2,001,770         ON Semiconductor Corp.                                                        13,531,965
                                                                                               -----------
                                                                                                54,297,802
                                                                                               -----------
              ENERGY - ALTERNATE SOURCES - 2.92%
  104,610         First Solar, Inc.                                                 (a)         19,761,875
                                                                                               -----------
              ENTERPRISE SOFTWARE / SERVICES - 4.64%
  598,450         Informatica Corp.                                                 (a)          7,773,865
1,629,120         Lawson Software, Inc.                                             (a)         11,403,840
  614,585         Taleo Corp., Class A                                              (a)         12,224,096
                                                                                               -----------
                                                                                                31,401,801
                                                                                               -----------
              INDUSTRIAL AUDIO & VIDEO PRODUCTION - 0.24%
   46,510         Dolby Laboratories, Inc., Class A                                              1,636,687
                                                                                               -----------
              INDUSTRIAL GASES - 0.68%
   64,020         Praxair, Inc.                                                                  4,592,795
                                                                                               -----------
              OIL COMPANIES - EXPLORATION & PRODUCTION - 0.86%
   64,740         EOG Resources, Inc.                                                            5,791,640
                                                                                               -----------
              PIPELINES - 0.42%
  223,720         El Paso Corp.                                                                  2,854,667
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
              POWER CONVERSION / SUPPLY EQUIPMENT - 4.84%
  269,830         Energy Conversion Devices, Inc.                                             $ 15,717,598
  246,327         Sunpower Corp., Class B                                                       17,008,861
                                                                                               -----------
                                                                                                32,726,459
                                                                                               -----------
              SEMICONDUCTOR EQUIPMENT - 0.49%
  220,350         Applied Materials, Inc.                                                        3,333,896
                                                                                               -----------
              WEB PORTALS / ISP - 6.23%
  105,280         Google, Inc., Class A                                             (a)         42,166,746
                                                                                               -----------
              WIRELESS EQUIPMENT - 11.56%
1,667,935         QUALCOMM, Inc.                                                    (a)         71,671,167
  252,830         SBA Communications Corp., Class A                                              6,540,712
                                                                                               -----------
                                                                                                78,211,879
                                                                                               -----------
            TOTAL UNITED STATES (COST $416,013,161)                                           $343,565,508
                                                                                               -----------
            BELGIUM - 0.10%
              DIVERSIFIED MANUFACTURING OPERATIONS - 0.10%
  160,072         Hansen Transmissions International NV*                                           669,071
                                                                                               -----------
            TOTAL BELGIUM (COST $649,815)                                                     $    669,071
                                                                                               -----------
            BERMUDA - 1.46%
              CONSULTING SERVICES - 0.63%
  410,255         Genpact, Ltd.                                                     (a)          4,262,549
                                                                                               -----------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.83%
  603,080         Marvell Technology Group, Ltd.                                                 5,608,644
                                                                                               -----------
            TOTAL BERMUDA (COST $16,287,052)                                                  $  9,871,193
                                                                                               -----------
            CANADA - 1.85%
              COMPUTERS - 1.84%
  182,155         Research in Motion, Ltd.*                                                     12,441,187
                                                                                               -----------
              DIVERSIFIED MINERALS - 0.01%
  118,957         MagIndustries Corp.*                                                             101,816
                                                                                               -----------
            TOTAL CANADA (COST $23,398,546)                                                   $ 12,543,003
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            CHINA - 13.24%
              BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.99%
5,940,205         China National Building Material Co., Ltd.,
                    Class H                                                                   $  6,671,336
                                                                                               -----------
              DIVERSIFIED MINERALS - 0.03%
2,127,979         China Rare Earth Holdings, Ltd.                                                  238,441
                                                                                               -----------
              INTERNET CONTENT - INFORMATION / NETWORK - 4.11%
  112,130         Baidu.com, Inc.  - Sponsored ADR*                                 (a)         27,834,030
                                                                                               -----------
              MACHINERY - FARM - 0.10%
4,346,544         First Tractor Co., Ltd. - Class H                                                649,377
                                                                                               -----------
              MEDICAL INSTRUMENTS - 0.00%
   13,209         Golden Meditech Co., Ltd.                                                          3,045
                                                                                               -----------
              POWER CONVERSION / SUPPLY EQUIPMENT - 0.91%
3,427,851         China High Speed Transmission Equipment Group Co., Ltd.                        6,180,803
                                                                                               -----------
              TRANSACTIONAL SOFTWARE - 0.39%
  186,440         Longtop Financial Technologies, Ltd. - Sponsored ADR              (a)          2,626,940
                                                                                               -----------
              WEB PORTALS / ISP - 6.71%
1,031,610         Netease.com, Inc. - Sponsored ADR                                             23,520,708
  621,800         Sina Corp.                                                                    21,887,360
                                                                                               -----------
                                                                                                45,408,068
                                                                                               -----------
            TOTAL CHINA (COST $108,019,638)                                                   $ 89,612,040
                                                                                               -----------
            FRANCE - 3.92%
              ENTERTAINMENT SOFTWARE - 3.92%
  387,166         UBISOFT Entertainment SA                                                      26,539,079
                                                                                               -----------
            TOTAL FRANCE (COST $24,255,259)                                                   $ 26,539,079
                                                                                               -----------
            GERMANY - 2.18%
              FINANCE - OTHER SERVICES - 2.18%
  164,474         Deutsche Boerse AG                                                            14,755,807
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
  SHARES                                                                                      MARKET VALUE
  ------                                                                                      ------------
              COMMON STOCK - (CONTINUED)
              TOTAL GERMANY (COST $15,966,740)                                                $ 14,755,807
                                                                                               -----------
              HONG KONG - 4.53%
                AGRICULTURAL OPERATIONS - 0.77%
  6,566,027         China Green Holdings, Ltd.                                                   5,251,570
                                                                                               -----------
                AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.04%
    523,523         Minth Group, Ltd.                                                              256,895
                                                                                               -----------
                AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.46%
  7,758,456         Xinyi Glass Holdings Co., Ltd.                                               3,117,632
                                                                                               -----------
                BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.20%
  8,784,580         China State Construction International Holdings, Ltd.*                       1,335,051
                                                                                               -----------
                BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.25%
119,884,896         CATIC International Holdings, Ltd.                                           1,698,447
                                                                                               -----------
                BUILDING - HEAVY CONSTRUCTION - 0.03%
  3,671,514         PYI Corp., Ltd.                                                                186,783
                                                                                               -----------
                COMMERCIAL SERVICES - 0.19%
 23,644,275         Shenzen International Holdings                                               1,294,225
                                                                                               -----------
                DIVERSIFIED OPERATIONS - 0.67%
      4,873         NWS Holdings, Ltd.                                                               8,661
  1,660,922         Shanghai Industrial Holdings, Ltd.                                           3,743,537
  1,915,211         Tianjin Development Holdings, Ltd.                                             764,669
                                                                                               -----------
                                                                                                 4,516,867
                                                                                               -----------
                FINANCE - OTHER SERVICES - 0.75%
    422,604         Hong Kong Exchanges & Clearing, Ltd.                                         5,067,319
                                                                                               -----------
                REAL ESTATE OPERATIONS / DEVELOPMENT - 0.46%
 19,073,224         China Everbright International, Ltd.                                         3,144,336
                                                                                               -----------
                REITS - SHOPPING CENTERS - 0.71%
  2,337,987         The Link REIT                                                                4,823,913
                                                                                               -----------
              TOTAL HONG KONG (COST $58,621,175)                                              $ 30,693,038
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            JAPAN - 14.09%
              E-COMMERCE / SERVICES - 3.22%
   39,686         Rakuten, Inc.                                                               $ 21,830,758
                                                                                               -----------
              ENTERTAINMENT SOFTWARE - 3.79%
  912,483         Capcom Co., Ltd.                                                              25,655,930
                                                                                               -----------
              TOYS - 7.08%
  117,197         Nintendo Co., Ltd.                                                            47,909,855
                                                                                               -----------
            TOTAL JAPAN (COST $97,048,146)                                                    $ 95,396,543
                                                                                               -----------
            SINGAPORE - 1.04%
              FINANCE - OTHER SERVICES - 1.04%
1,638,551         Singapore Exchange, Ltd.                                                       7,025,472
                                                                                               -----------
            TOTAL SINGAPORE (COST $9,012,943)                                                 $  7,025,472
                                                                                               -----------
            SPAIN - 3.35%
              ENERGY - ALTERNATE SOURCES - 0.11%
   94,551         EDP Renovaveis SA                                                                742,415
                                                                                               -----------
              FINANCE - INVESTMENT BANKER / BROKER - 0.73%
  194,615         Bolsas y Mercados Espanoles                                                    4,928,796
                                                                                               -----------
              POWER CONVERSION / SUPPLY EQUIPMENT - 2.51%
  504,137         Gamesa Corporacion Tecnologica SA                                             17,009,454
                                                                                               -----------
            TOTAL SPAIN (COST $32,559,508)                                                    $ 22,680,665
                                                                                               -----------
            UNITED KINGDOM - 3.16%
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.16%
4,114,712         ARM Holdings, PLC - Sponsored ADR                                 (a)         21,396,502
                                                                                               -----------
            TOTAL UNITED KINGDOM (COST $28,979,584)                                           $ 21,396,502
                                                                                               -----------
            TOTAL COMMON STOCK (COST $830,811,567)                                            $674,747,921
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
CONTRACTS                                                                                     MARKET VALUE
---------                                                                                     ------------
            WARRANTS - 0.00%
            HONG KONG
              BUILDING - HEAVY CONSTRUCTION - 0.00%
  611,919         PYI Corp., Ltd., 09/25/09, $1.00                                            $      2,364
                                                                                               -----------
            TOTAL HONG KONG (COST $0)                                                         $      2,364
                                                                                               -----------
            TOTAL WARRANTS (COST $0)                                                          $      2,364
                                                                                               -----------
            PURCHASED OPTIONS - 0.32%
            CALL OPTIONS - 0.10%
            CANADA - 0.10%
              COMPUTERS - 0.10%
    1,577         Research In Motion, Ltd., 12/20/08, $85.00                                       678,110
                                                                                               -----------
            TOTAL CANADA  (COST $3,479,547)                                                   $    678,110
                                                                                               -----------
            TOTAL CALL OPTIONS (COST $3,479,547)                                              $    678,110
                                                                                               -----------
            PUT OPTIONS - 0.22%
            UNITED STATES - 0.22%
              APPLICATIONS SOFTWARE - 0.14%
      557         Salesforce.com, Inc., 11/22/08, $65.00                                           946,900
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.08%
      934         Sigma Designs, Inc., 10/18/08, $20.00                                            532,380
                                                                                               -----------
            TOTAL UNITED STATES (COST $1,049,743)                                             $  1,479,280
                                                                                               -----------
            TOTAL PUT OPTIONS (COST $1,049,743)                                               $  1,479,280
                                                                                               -----------
            TOTAL PURCHASED OPTIONS (COST $4,529,290)                                         $  2,157,390
                                                                                               -----------

            TOTAL INVESTMENTS IN SECURITIES (COST $835,340,857) - 100.00%                     $676,907,675
                                                                                               -----------

            LIABILITIES IN EXCESS OF OTHER ASSETS- 0.00% **                                        (27,133)
                                                                                               -----------

            NET ASSETS - 100.00%                                                              $676,880,542
                                                                                               ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

** Includes $100,394,697 invested in a PNC Bank Money Market Account, which is 14.83% of net assets.

     At December 31, 2007, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $674,962,863, and $291,428,268, respectively.

     For Federal income tax purposes, at December 31, 2007, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $55,382,407, consisting of $97,524,241 gross unrealized appreciation and $42,141,834 gross unrealized depreciation.

ADR  American Depository Receipt

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            SECURITIES SOLD, NOT YET PURCHASED - 61.46%
            COMMON STOCK - 61.46%
            UNITED STATES - 28.74%
              ADVERTISING SALES - 0.23%
   50,740         Lamar Advertising Co., Class A                                              $  1,567,358
                                                                                               -----------
              BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.35%
  139,520         Drew Industries, Inc.                                                          2,387,187
                                                                                               -----------
              BUILDING PRODUCTS - CEMENT / AGGREGATE - 1.22%
   73,470         Martin Marietta Materials, Inc.                                                8,227,171
                                                                                               -----------
              COMMERCIAL BANKS - CENTRAL U.S. - 1.30%
  440,220         Associated Banc-Corp.                                                          8,782,389
                                                                                               -----------
              COMMERCIAL BANKS - SOUTHERN U.S. - 3.46%
  437,440         Bancorpsouth, Inc.                                                            12,305,187
1,073,380         Synovus Financial Corp.                                                       11,109,483
                                                                                               -----------
                                                                                                23,414,670
                                                                                               -----------
              COMMERCIAL BANKS - WESTERN U.S. - 0.62%
  167,960         Glacier Bancorp, Inc.                                                          4,160,369
                                                                                               -----------
              COMPUTERS - MEMORY DEVICES - 0.83%
  730,990         STEC, Inc.                                                                     5,628,623
                                                                                               -----------
              DATA PROCESSING / MANAGEMENT - 0.67%
  197,700         Fair Isaac Corp.                                                               4,556,985
                                                                                               -----------
              ELECTRIC PRODUCTS - MISCELLANEOUS - 0.94%
  283,566         Molex, Inc.                                                                    6,366,057
                                                                                               -----------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.89%
  140,270         AVX Corp.                                                                      1,429,351
  139,480         Benchmark Electronics, Inc.                                                    1,963,879
  163,100         Jabil Circuit, Inc.                                                            1,555,974
   50,740         Plexus Corp.                                                                   1,050,318
                                                                                               -----------
                                                                                                 5,999,522
                                                                                               -----------
              ELECTRONIC COMPONENTS-SEMICONDUCTORS - 4.36%
  802,260         Amkor Technology, Inc.                                                         5,110,396
  278,470         Fairchild Semiconductor International, Inc.                                    2,475,598
  510,150         Intel Corp.                                                                    9,555,110
  891,040         LSI Corp.                                                                      4,775,975


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
              ELECTRONIC COMPONENTS-SEMICONDUCTORS - (CONTINUED)
  298,890         Microsemi Corp.                                                             $  7,615,717
                                                                                               -----------
                                                                                                29,532,796
                                                                                               -----------
              ENTERTAINMENT SOFTWARE - 0.79%
  144,200         Electronic Arts, Inc.                                                          5,333,958
                                                                                               -----------
              FINANCE - INVESTMENT BANKER / BROKER - 0.90%
  273,180         Jefferies Group, Inc.                                                          6,119,232
                                                                                               -----------
              HOME FURNISHINGS - 0.86%
  208,330         Ethan Allen Interiors, Inc.                                                    5,837,407
                                                                                               -----------
              HOSPITAL BEDS / EQUIPMENT - 0.75%
  168,006         Hill-Rom Holdings, Inc.                                                        5,092,262
                                                                                               -----------
              HOTELS & MOTELS - 1.14%
  283,520         Choice Hotels International, Inc.                                              7,683,392
                                                                                               -----------
              MEDICAL INSTRUMENTS - 0.66%
   90,850         NuVasive, Inc.                                                                 4,481,630
                                                                                               -----------
              MULTI-MEDIA - 0.52%
  125,820         Meredith Corp.                                                                 3,527,993
                                                                                               -----------
              QUARRYING - 1.11%
  100,650         Vulcan Materials Co.                                                           7,498,425
                                                                                               -----------
              REITS - APARTMENTS - 1.54%
  235,390         Equity Residential                                                            10,453,670
                                                                                               -----------
              REITS - SHOPPING CENTERS - 0.88%
  161,590         Kimco Realty Corp.                                                             5,969,135
                                                                                               -----------
              RENTAL AUTO / EQUIPMENT - 0.77%
  234,452         Rent-A-Center, Inc.                                                            5,223,590
                                                                                               -----------
              RETAIL - DISCOUNT - 0.78%
  190,470         Big Lots, Inc.                                                                 5,300,780
                                                                                               -----------
              S & L / THRIFTS - WESTERN U.S. - 0.94%
  343,980         Washington Federal, Inc.                                                       6,346,431
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
 SHARES                                                                                       MARKET VALUE
 ------                                                                                       ------------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.22%
   578,110         Sigma Designs, Inc.                                                        $  8,220,724
                                                                                               -----------
               SEMICONDUCTOR EQUIPMENT - 0.16%
    41,790         Varian Semiconductor Equipment Associates, Inc.                               1,049,765
                                                                                               -----------
               TELECOMMUNICATION EQUIPMENT - 0.36%
   109,400         Plantronics, Inc.                                                             2,463,688
                                                                                               -----------
               WIRELESS EQUIPMENT - 0.49%
   547,310         Novatel Wireless, Inc.                                                        3,316,698
                                                                                               -----------
             TOTAL UNITED STATES (PROCEEDS $204,051,643)                                      $194,541,907
                                                                                               -----------
             CANADA - 0.62%
               WIRELESS EQUIPMENT - 0.62%
   423,420         Sierra Wireless, Inc.                                                         4,221,497
                                                                                               -----------
             TOTAL CANADA (COST $5,969,206)                                                   $  4,221,497
                                                                                               -----------
             CHINA - 2.56%
               COMMERCIAL BANKS - NON U.S. - 1.51%
 7,259,576         China Citic Bank, Class H                                                     3,207,010
10,802,140         China Construction Bank Corp., Class H                                        7,011,892
                                                                                               -----------
                                                                                                10,218,902
                                                                                               -----------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.44%
    99,900         LDK Solar Co., Ltd. - Sponsored ADR                                           2,998,998
                                                                                               -----------
               POWER CONVERSION / SUPPLY EQUIPMENT - 0.59%
   111,510         Suntech Power Holdings Co., Ltd. - Sponsored ADR                              3,999,864
                                                                                               -----------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%
    77,100         Semiconductor Manufacturing, Inc. - Sponsored ADR                               114,879
                                                                                               -----------
             TOTAL CHINA (PROCEEDS $21,349,324)                                               $ 17,332,643
                                                                                               -----------
             FINLAND - 2.40%
               WIRELESS EQUIPMENT - 2.40%
   870,490         Nokia Corp. - Sponsored ADR                                                  16,234,638
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            TOTAL FINLAND (COST $17,106,142)                                                  $ 16,234,638
                                                                                               -----------
            GERMANY - 2.64%
              AUTO - CARS / LIGHT TRUCKS - 1.87%
   32,430         Volkswagen AG                                                                 12,664,154
                                                                                               -----------
              ENERGY - ALTERNATE SOURCES - 0.77%
  125,820         Solarworld AG                                                                  5,197,727
                                                                                               -----------
            TOTAL GERMANY (PROCEEDS $15,184,334)                                              $ 17,861,881
                                                                                               -----------
            HONG KONG - 1.69%
              COMMERCIAL BANKS - NON U.S. - 0.41%
      542         Bank Of East Asia, Ltd.                                                            1,675
  360,902         Wing Hang Bank, Ltd.                                                           2,744,758
                                                                                               -----------
                                                                                                 2,746,433
                                                                                               -----------
              DIVERSIFIED OPERATIONS - 1.00%
  647,593         Swire Pacific, Ltd., Class A                                                   5,621,561
  413,471         Wharf Holdings, Ltd.                                                           1,158,242
                                                                                               -----------
                                                                                                 6,779,803
                                                                                               -----------
              PUBLISHING - NEWSPAPERS - 0.00%
   20,544         South China Morning Post Group, Ltd.                                               6,827
                                                                                               -----------
              REAL ESTATE OPERATIONS / DEVELOPMENT - 0.28%
  828,497         Hang Lung Properties, Ltd.                                                     1,907,890
                                                                                               -----------
            TOTAL HONG KONG (PROCEEDS $13,519,742)                                            $ 11,440,953
                                                                                               -----------
            JAPAN - 15.67%
              ADVERTISING SERVICES - 0.74%
    2,531         Dentsu, Inc.                                                                   5,004,068
                                                                                               -----------
              AUDIO / VIDEO PRODUCTS - 2.60%
  365,898         Matsushita Electric Industrial Co., Ltd.                                       6,186,473
  706,657         Pioneer Corp.                                                                  4,546,195
  409,550         Yamaha Corp.                                                                   6,893,664
                                                                                               -----------
                                                                                                17,626,332
                                                                                               -----------
              AUTO - CARS / LIGHT TRUCKS - 0.54%
2,224,670         Mitsubishi Motors Corp                                                         3,646,141
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            JAPAN - (CONTINUED)
              AUTOMOBILE / TRUCK PARTS & EQUIPMENT - 0.47%
  191,501         Toyoda Gosei Co., Ltd.                                                      $  3,156,659
                                                                                               -----------
              BUILDING PRODUCTS - DOORS AND WINDOWS - 0.50%
  392,140         Asahi Glass Co., Ltd.                                                          3,383,415
                                                                                               -----------
              CAPACITORS - 0.14%
   97,573         Taiyo Yuden Co., Ltd.                                                            933,775
                                                                                               -----------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.72%
  295,970         Murata Manufacturing Co., Ltd.                                                11,625,252
                                                                                               -----------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.61%
  615,593         Elpida Memory, Inc.                                                           11,127,236
  122,189         Rohm Co., Ltd.                                                                 6,571,838
                                                                                               -----------
                                                                                                17,699,074
                                                                                               -----------
              ELECTRONIC CONNECTORS - 0.48%
   34,639         Hirose Electric Co., Ltd.                                                      3,243,175
                                                                                               -----------
              ENTERTAINMENT SOFTWARE - 1.48%
  409,905         Konami Corp.                                                                  10,057,952
                                                                                               -----------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION - 0.34%
  192,441         Mediceo Paltac Holdings Co., Ltd.                                              2,325,642
                                                                                               -----------
              OFFICE AUTOMATION & EQUIPMENT - 1.32%
  368,737         Ricoh Co., Ltd.                                                                5,025,785
  170,752         Seiko Epson Corp.                                                              3,884,200
                                                                                               -----------
                                                                                                 8,909,985
                                                                                               -----------
              PRINTING - COMMERCIAL - 0.44%
  224,082         Dai Nippon Printing Co., Ltd.                                                  2,995,077
                                                                                               -----------
              TELEVISION - 0.73%
    2,253         Fuji Media Holdings, Inc.                                                      2,869,171
   21,838         Nippon Television Network Corp.                                                2,046,702
                                                                                               -----------
                                                                                                 4,915,873
                                                                                               -----------
              WEB PORTALS / ISP - 1.56%
   33,274         Yahoo! Japan Corp.                                                            10,562,180
                                                                                               -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SEPTEMBER 30, 2008
SHARES                                                                                        MARKET VALUE
------                                                                                        ------------
            COMMON STOCK - (CONTINUED)
            TOTAL JAPAN (PROCEEDS $109,448,480)                                               $106,084,600
                                                                                               -----------
            MEXICO - 2.31%
              BEVERAGES NON - ALCOHOLIC - 0.47%
   62,410         Coca-Cola Femsa, S.A.B. de C.V. -
                  Sponsored ADR                                                                  3,149,209
                                                                                               -----------
              BUILDING PRODUCTS - CEMENT / AGGREGATE - 1.84%
  724,820         Cemex S.A. de C.V. - Sponsored ADR                                            12,481,400
                                                                                               -----------
            TOTAL MEXICO (COST $16,511,649)                                                   $ 15,630,609
                                                                                               -----------
            SWITZERLAND - 1.88%
              COMPUTERS - PERIPHERAL EQUIPMENT - 1.88%
  546,140         Logitech International S.A.                                                   12,735,985
                                                                                               -----------
            TOTAL SWITZERLAND (PROCEEDS $13,932,678)                                          $ 12,735,985
                                                                                               -----------
            TAIWAN - 0.92%
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.92%
  661,370         Taiwan Semiconductor Manufacturing Co., Ltd. -
                    Sponsored ADR                                                                6,197,037
                                                                                               -----------
            TOTAL TAIWAN (PROCEEDS $5,685,336)                                                $  6,197,037
                                                                                               -----------
            UNITED KINGDOM - 2.03%
              RETAIL - CONSUMER ELECTRONICS - 0.21%
  465,437         Carphone Warehouse Group, PLC                                                  1,422,784
                                                                                               -----------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.10%
1,610,209         CSR, PLC                                                                       7,433,545
                                                                                               -----------
              TELECOMMUNICATION SERVICES - 0.48%
1,097,676         Cable & Wireless, PLC                                                          3,238,069
                                                                                               -----------
              TELEVISION - 0.24%
2,190,314         ITV, PLC                                                                       1,639,720
                                                                                               -----------
            TOTAL UNITED KINGDOM (PROCEEDS $14,992,506)                                       $ 13,734,118
                                                                                               -----------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $437,751,040)                  $416,015,868
                                                                                               ===========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SEPTEMBER 30, 2008
    NET                                                                                       UNREALIZED
  NOTIONAL       MATURITY                                                                   APPRECIATION /
   AMOUNT          DATE                                                                    (DEPRECIATION)
-----------     ----------                                                                ------------------
                SCHEDULE OF SWAP CONTRACTS - (0.15%)
                BATTERIES / BATTERY SYSTEMS - 0.03%
$  (545,496)      4/26/2011       Simplo Technology Co., Ltd.                                $    223,886
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  08/20/2008  to deliver the total return of the
                                  shares  of  Simplo  Technology  Co.,  Ltd.  in
                                  exchange for an amount to be received  monthly
                                  equal to the one month LIBOR rate less 4.50%.

                DIVERSIFIED OPERATIONS - 0.01%
    966,888       5/20/2009       YTL Corporation Berhad                                           63,841
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  05/18/2007  to receive the total return of the
                                  shares of YTL  Corporation  Berhad in exchange
                                  for an amount to be paid monthly  equal to the
                                  one month LIBOR rate plus 0.45%.

                E-COMMERCE / PRODUCTS - (0.12)%
    158,405       4/26/2011       Daum Communications Corp.                                      (837,988)
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  07/13/2006  to receive the total return of the
                                  shares  of  Daum   Communications   Corp.   in
                                  exchange  for an  amount  to be  paid  monthly
                                  equal to the one month LIBOR rate plus 0.45%.

                ELECTRIC - INTEGRATED - 0.06%
   (222,312)      4/26/2011       Korea Electric Power Corp.                                      428,092
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  02/21/2007  to deliver the total return of the
                                  shares  of  Korea   Electric  Power  Corp.  in
                                  exchange for an amount to be received  monthly
                                  equal to the one month LIBOR rate less 2.50%.

                ELECTRIC PRODUCTS - MISCELLANEOUS - 0.06%
    (63,966)      4/26/2011       LG Electronics, Inc.                                            434,165
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  02/01/2008  to deliver the total return of the
                                  shares of LG Electronics, Inc. in exchange for
                                  an amount to be received  monthly equal to the
                                  one month LIBOR rate less 0.95%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SEPTEMBER 30, 2008
    NET                                                                                       UNREALIZED
  NOTIONAL       MATURITY                                                                   APPRECIATION /
   AMOUNT          DATE                                                                    (DEPRECIATION)
-----------     ----------                                                                ------------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.05%
$  (152,088)      4/26/2011       Samsung Electro-Mechanics Co., Ltd.                        $    341,776
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  02/12/2008  to deliver the total return of the
                                  shares of Samsung  Electro-Mechanics Co., Ltd.
                                  in  exchange  for  an  amount  to be  received
                                  monthly equal to the one month LIBOR rate less
                                  4.26%.

                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.02%)
   (733,699)      4/26/2011       Everlight Electronics Co., Ltd.                                  31,974

                                  Agreement   with   Morgan    Stanley,    dated
                                  07/29/2008  to deliver the total return of the
                                  shares of Everlight  Electronics  Co., Ltd. in
                                  exchange for an amount to be received  monthly
                                  equal to the one month LIBOR rate less 6.67%.

   (596,034)      4/26/2011       Hynix Semiconductor, Inc.                                       813,015

                                  Agreement   with   Morgan    Stanley,    dated
                                  10/26/2006  to deliver the total return of the
                                  shares  of  Hynix   Semiconductor,   Inc.   in
                                  exchange for an amount to be received  monthly
                                  equal to the one month LIBOR rate less 3.79%.

   (370,372)      4/26/2011       MediaTek, Inc.                                                  318,108

                                  Agreement   with   Morgan    Stanley,    dated
                                  09/05/2008  to deliver the total return of the
                                  shares of  MediaTek,  Inc. in exchange  for an
                                  amount to be received monthly equal to the one
                                  month LIBOR rate less 4.50%.

     29,520       4/26/2011       Samsung Electronics Co., Ltd.                                (1,268,970)

                                  Agreement   with   Morgan    Stanley,    dated
                                  01/12/2008  to receive the total return of the
                                  shares of Samsung  Electronics  Co.,  Ltd.  in
                                  exchange  for an  amount  to be  paid  monthly
                                  equal to the one month LIBOR rate plus 0.45%
                                                                                             ------------
                                                                                                 (105,873)
                                                                                             ------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SEPTEMBER 30, 2008
    NET                                                                                       UNREALIZED
  NOTIONAL       MATURITY                                                                   APPRECIATION /
   AMOUNT          DATE                                                                    (DEPRECIATION)
-----------     ----------                                                                ------------------

                ENERGY - ALTERNATE SOURCES - 0.07%
$  (139,525)      10/23/2008      Renewable Energy Corp. AS                                  $    461,044
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  04/01/2008  to deliver the total return of the
                                  shares  of  Renewable   Energy  Corp.   AS  in
                                  exchange for an amount to be received  monthly
                                  equal to the one month LIBOR rate less 0.48%.

                FINANCE - OTHER SERVICES - (0.01%)
  1,118,190       9/15/2010       BM&F Bovespa SA                                                 (77,325)
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  09/10/2008  to receive the total return of the
                                  shares of BM & F Bovespa SA in exchange for an
                                  amount  to be paid  monthly  equal  to the one
                                  month LIBOR rate plus 0.45%.

                METAL PROCESSORS & FABRICATION - (0.22%)
    314,008       10/23/2008      Advanced Metallurgical Group NV                              (1,485,242)
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  07/11/2007  to receive the total return of the
                                  shares of Advanced  Metallurgical  Group NV in
                                  exchange  for an  amount  to be  paid  monthly
                                  equal to the one month LIBOR rate plus 0.46%.

                MULTIMEDIA - (0.10%)
    531,904       5/12/2010       Naspers Ltd.                                                   (666,481)
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  05/07/2008  to receive the total return of the
                                  shares of  Naspers  Ltd.  in  exchange  for an
                                  amount  to be paid  monthly  equal  to the one
                                  month LIBOR rate plus 0.55%.

                PUBLIC THOROUGHFARES - 0.03%
    476,332       9/15/2010       Companhia de Concessoes Rodoviarias                             219,465
                                                                                             ------------
                                  Agreement   with   Morgan    Stanley,    dated
                                  09/10/2008  to receive the total return of the
                                  shares of Companhia de Concessoes  Rodoviarias
                                  in exchange  for an amount to be paid  monthly
                                  equal to the one month LIBOR rate plus 0.45%.
                                                                                             ------------
                NET UNREALIZED DEPRECIATION ON SWAP CONTRACTS                                $ (1,000,640)
                                                                                             ============

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of SEPTEMBER 30, 2008, in valuing the Company's assets at fair value:

                                                          INVESTMENTS IN     SECURITIES SOLD, NOT     OTHER FINANCIAL
      VALUATION INPUTS                                      SECURITIES           YET PURCHASD           INSTRUMENTS *
      ----------------                                      ----------           ------------           -------------
      LEVEL 1 - QUOTED PRICES                              $ 676,907,675        $ (416,009,041)         $        -
      LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                  -                  (6,827)           (1,000,640)
      LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                -                     -                     -
                                                           ----------------------------------------------------------
         TOTAL                                             $ 676,907,675        $ (416,015,868)         $ (1,000,640)
                                                           ==========================================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVANTAGE ADVISERS XANTHUS FUND, LLC
             ------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       November 17, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       November 17, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date                       November 17, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.